Trade and other receivables, net - Summary Of Detailed Information Of Net Trade and Other Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Trade And Other Receivables [Line Items]
Other	$ 16,647	$ 6,748	$ 14,871
Trade and other receivables	714,625	603,906	626,180
Less allowance for doubtful accounts	(14,680)	(12,431)	(7,968)
Net trade and other receivables	699,945	591,475	618,212
Airlines And Travel Agencies
Disclosure Of Net Trade And Other Receivables [Line Items]
Trade receivables	6,952	7,149	7,272
Credit Cards And Customers
Disclosure Of Net Trade And Other Receivables [Line Items]
Trade receivables	201,667	231,517	271,005
Recoverable Taxes
Disclosure Of Net Trade And Other Receivables [Line Items]
Trade receivables	$ 489,359	$ 358,492	$ 333,032